UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2018 to March 31, 2018

Date of Report (Date of earliest event reported) May 10, 2018

Commission File Number of securitizer:  025-02386

Central Index Key Number of securitizer:  0001657718

Ygrene Energy Fund, Inc.
 (Exact name of securitizer as specified in its charter)

Tim Condon
(707) 755-2104

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

_____________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Ygrene Energy Fund, Inc. (the "Securitizer") hereby makes its quarterly filing to disclose repurchase activity during the period of the first calendar quarter of 2018, ending March 31, 2018.

One (1) property-assessed clean energy asset securitized and held by GoodGreen 2015 LLC (the "2015 PACE Asset") was the subject of a repurchase request under the Note Funding Agreement, dated as of July 20, 2015 (the "Note Funding Agreement"), by and among GoodGreen 2015-1 LLC, as issuer (the "2015 Issuer"), the Securitizer, as parent, Ygrene Energy Fund California LLC ("Ygrene CA"), as program administrator, Ygrene Energy Fund Florida LLC ("Ygrene FL"), as program administrator, Accordia Life and Annuity Company, as purchaser, Cortland Capital Market Services LLC, as funding agent, and U.S. Bank National Association ("U.S. Bank"), as indenture trustee (the "2015 Indenture Trustee"), pursuant to the 2015 Indenture, dated as of July 20, 2015 (the "2015 Indenture"), by and among the 2015 Issuer, the 2015 Indenture Trustee, and the Securitizer, as parent.

Eleven (11) property-assessed clean energy assets securitized and held by GoodGreen 2016-A Trust (the "2016-A PACE Assets") were the subject of a repurchase request under the Note Purchase Agreement, dated as of October 25, 2016 (the "Note Purchase Agreement"), by and among GoodGreen 2016-A Trust, as issuer (the "2016-A Issuer"), the Securitizer, as parent, Ygrene CA, as program administrator, Ygrene FL, as program administrator, Forethought Life Insurance Company, as purchaser, and U.S. Bank, as indenture trustee (the "2016-A Indenture Trustee"), pursuant to the 2016-A Indenture, dated as of November 4, 2016 (the "2016-A Indenture"), by and among the 2016-A Issuer, the 2016-A Indenture Trustee, and the Securitizer, as parent and as servicer.

One (1) property-assessed clean energy asset securitized and held by GoodGreen 2016-1 Trust (the "2016-1 PACE Asset") was the subject of a repurchase request under the 2016-1 Representations and Warranties Agreement, dated as of November 4, 2016 (the "2016-1 Representations and Warranties Agreement"), by and among the Securitizer, as representations and warranties obligor, GoodGreen Funding 2016-1 LLC, as depositor, GoodGreen 2016-1 Trust, as issuer (the "2016-1 Issuer"), and U.S. Bank, as ABS note trustee, pursuant to the 2016-1 Indenture, dated as of November 4, 2016 (the "2016-1 Indenture"), by and among the 2016-1 Issuer, U.S. Bank, as ABS note trustee, bank and paying agent, and the Securitizer, as administrator.

Four (4) property-assessed clean energy assets securitized and held by GoodGreen 2017-1 Trust (the "2017-1 PACE Assets") were the subject of a repurchase request under the 2017-1 Representations and Warranties Agreement, dated as of April 28, 2017 (the "2017-1 Representations and Warranties Agreement"), by and among the Securitizer, as representations and warranties obligor, GoodGreen Funding 2017-1 LLC, as depositor, GoodGreen 2017-1 Trust, as issuer (the "2017-1 Issuer"), and U.S. Bank, as ABS note trustee, pursuant to the 2017-1 Indenture, dated as of April 28, 2017 (the "2017-1 Indenture"), by and among the 2017-1 Issuer, U.S. Bank, as ABS note trustee, bank and paying agent, and the Securitizer, as administrator.

Six (6) property-assessed clean energy assets securitized and held by GoodGreen 2017-2 were the subject of a repurchase request under the 2017-2 Representations and Warranties Agreement, dated as of November 14, 2017 (the "2017-2 Representations and Warranties Agreement"), by and among the Securitizer, as representations and warranties obligor, GoodGreen Funding 2017-2 LLC, as depositor, GoodGreen 2017-2, as issuer (the "2017-2 Issuer"), and U.S. Bank, as ABS note trustee, pursuant to the 2017-2 Indenture, dated as of November 14, 2017 (the "2017-2 Indenture"), by and among the 2017-2 Issuer, U.S. Bank, as ABS note trustee, bank and paying agent, and the Securitizer, as U.S. administrator.

The Securitizer repurchased the 2015 PACE Asset, the 2016-A PACE Assets, the 2016-1 PACE Asset, the 2017-1 PACE Assets and the 2017-2 PACE Assets in January, February and March 2018.

The disclosures required by Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1
Table of all assets securitized by the Securitizer that were the subject of a repurchase request with respect to the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

YGRENE ENERGY FUND, INC.
(Securitizer)

By: /s/ Tim Condon
Name: Tim Condon
Title: CFO
(Senior Officer in Charge of Securitization)

Date:  May 10, 2018